CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Total	Common stock	Additional paid-In capital	Accumulated deficit
Balance (in shares) at Dec. 31, 2016			2,068,684
Balance at Dec. 31, 2016		$ 234,196	$ 234	$ 276,957	$ (42,995)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued, net of issuance cost (in shares)			4,130,000
Common shares issued, net of issuance cost		48,336	$ 413	47,923
Dividends distributed		(4,933)		(4,933)
Net loss		(29,326)			(29,326)
Balance (in shares) at Dec. 31, 2017			6,198,684
Balance at Dec. 31, 2017		248,273	$ 647	319,947	(72,321)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued, private placement, net of issuance cost (in shares)			1,175,475
Common shares issued, private placement, net of issuance cost		4,945	$ 117	4,827
Dividends distributed		(1,860)		(1,860)
Net loss		(197,294)			(197,294)
Balance (in shares) at Dec. 31, 2018			7,374,159
Balance at Dec. 31, 2018		54,064	$ 764	322,914	(269,614)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reverse stock split - fractional share adjustment (shares)			(170)
Net loss		(7,663)			(7,663)
Balance (in shares) at Apr. 08, 2019			7,373,989
Balance at Apr. 08, 2019		46,401	$ 764	322,914	(277,277)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Impact of reverse acquisition (shares)	[1]		15,500,208
Impact of reverse acquisition	[1]	23,808	$ 1,550	22,258
Issuance of common shares under equity line of credit (shares)			10,161,707
Issuance of common shares under equity line of credit		20,000	$ 1,016	18,984
Change in par value		0	$ (2,310)	2,310
Net loss		(11,453)			(11,453)
Balance (in shares) at Dec. 31, 2019			25,661,915
Balance at Dec. 31, 2019		$ 52,128	$ 256	$ 66,742	$ (14,870)

[1]	Includes reclassifications to align to the share capital of the Company (the legal acquirer).